SEGMENTS (Details 5) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting [Abstract]
CopaxoneUS revenues		$ 1,800
Percentage Of CopaxoneRevenues Of Total US	33.00%
Copaxone Outside US Revenues		371
Percentage Of Copaxone Revenues Of Total Non US	8.00%
Profitability Of MS		$ 1,700	$ 1,500
Profitability Of MS As A Percentage Of Copaxone Revenues		80.70%	75.60%